Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Schedule of nature of relationships with related parties
Name	Relationship with the Company
Tao Ling	Principal shareholder, Chief Executive Officer and Chairman of the Company
Xiaohong Yin	Principal shareholder and director of the Company
Bozhen Gong	Immediate family member of Tao Ling
Yun Tan	Immediate family member of Tao Ling
Luzhou Nachuan Investment Limited	An entity which owns 5% equity interest of Luzhou Aozhi

Schedule of related party transactions
Name of Related Parties	Borrowing/ Collecting Amount	Payment/ Lending Amount
Xiaohong Yin	$2,441,555	$4,303,242
Bozhen Gong	305,194	1,068,180
Total	$2,746,749	$5,371,422

Name of related parties	Borrowing Amount	Payment Amount
Tao Ling	$1,719,857	$1,873,141
Xiaohong Yin	6,085,410	4,215,335
Bozhen Gong	858,395	567,154
Yun Tan	429,198	229,927
Total	$9,092,860	$6,885,557

Schedule of net outstanding balances with related parties
Accounts	Name of Related Parties	September 30, 2022	September 30, 2021
Due to related parties	Xiaohong Yin	$-	$1,893,410
Due to related parties	Bozhen Gong	295,213	1,101,903
Due to related parties	Yun Tan	182,751	201,757
Total due to related parties		$477,964	$3,197,070